Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information
Entity Registrant Name	Veritex Holdings, Inc.
Entity Central Index Key	0001501570
Document Type	S-4
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer